Description of Business and Basis of Presentation - Additional Information (Detail) - USD ($)				1 Months Ended		3 Months Ended			12 Months Ended
	Mar. 28, 2025	May 16, 2024	May 14, 2024	Apr. 30, 2025	Nov. 30, 2020	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 04, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Place of incorporation						Arizona
Year of incorporation						2002
Place of reincorporation						Delaware
Date of reincorporation						2015-03
Gain on sale of collaborative arrangements	$ 750,000					$ 750,000		$ 0	$ 4,000,000	$ 0
Payment of proceeds from patents						500,000
Proceeds from sale of RS durum wheat trait						500,000		0	4,000,000	0
License revenue						1,200,000		987,000	5,045,000	4,454,000
Accumulated deficit						(276,279,000)			(278,878,000)	(271,840,000)
Cash and cash equivalents						3,159,000			4,242,000	6,518,000
Current note receivable						1,964,000			1,894,000	0
Net losses						2,599,000		(2,423,000)	(7,038,000)	(13,986,000)
Net cash used in operations						1,588,000		$ 3,210,000	$ 9,627,000	15,294,000
Reverse stock split									In February 2023, the Company’s board of directors approved a reverse split of 40:1 on the Company’s issued and outstanding common stock.
Additional shares of common stock of reverse stock split									19,118
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment of proceeds from patents				$ 250,000
GoodWheat [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loss on sale of brand							$ 1,500,000		$ 1,500,000
Verdeca LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gain on sale of Verdeca											$ 1,100,000
Discontinued Operations [Member] | GoodWheat [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of net consideration		$ 3,700,000
Loss on sale of brand		$ 1,500					$ 1,500
Collaborative Arrangements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceed from sale of patent portfolio			$ 4,000,000
Gain on sale of collaborative arrangements						4,000,000			4,000,000
Proceeds from sale of RS durum wheat trait			$ 4,000,000			$ 4,000,000			$ 4,000,000
Limited Partners [Member] | Archipelago Ventures Hawaii, LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Joint venture interest percentage												90.00%
Limited Partners [Member] | Archipelago Ventures Hawaii, LLC [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Joint venture interest percentage				90.00%
Bioceres Crop Solutions [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceed from sale of patent portfolio	$ 750,000
License revenue											$ 862,000
Bioceres Crop Solutions [Member] | Verdeca LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Additional cash receivable from sale of interest in joint venture					$ 2,000,000
Payment received on accounts and other receivable										$ 2,000,000
Bioceres Crop Solutions [Member] | Verdeca LLC [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash shares and royalty receivable					$ 10,000,000
Arcadia Biosciences, Inc [Member] | Archipelago Ventures Hawaii, LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Joint venture interest percentage												10.00%